Organization and Principal Activities - Details of Zhengxing Wheel's Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Zhengxing Group Benxi Wheel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Place of establishment and operation	The PRC
Date of establishment and operation	Jul. 13, 2004
Attributable equity interests directly held by Zhengxing Wheel	100.00%	100.00%
Zhengxing Group Chengdu Wheel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Place of establishment and operation	The PRC
Date of establishment and operation	Jul. 30, 2004
Attributable equity interests directly held by Zhengxing Wheel	100.00%	100.00%
Zhengxing Group Langfang Wheel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Place of establishment and operation	The PRC
Date of establishment and operation	Jan. 21, 2005
Attributable equity interests directly held by Zhengxing Wheel	100.00%	100.00%
Zhengxing Group Hefei Wheel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Place of establishment and operation	The PRC
Date of establishment and operation	Jun. 09, 2005
Attributable equity interests directly held by Zhengxing Wheel	100.00%	100.00%
Hua'an Zhengxing Wheel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Place of establishment and operation	The PRC
Date of establishment and operation	Nov. 19, 2010
Attributable equity interests directly held by Zhengxing Wheel	100.00%	100.00%